RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-use Assets
SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,
	2023	2024
	S$	S$
Assets
Operating lease, right-of-use asset, net	4,806,881	3,684,205
Total right-of-use asset	4,806,881	3,684,205

Liabilities
Current:
Operating lease liabilities	1,080,855	1,089,515
	1,080,855	1,089,515

Non-current:
Operating lease liabilities	3,726,026	2,668,293
	3,726,026	2,668,293

Total lease liabilities	4,806,881	3,757,808

SCHEDULE OF OPERATING LEASE COSTS

The following tables summarize the lease expense for the years.

	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Operating lease cost:
Operating lease expense (per ASC 842)	186,179	728,015	1,160,376
Total lease expense	186,179	728,015	1,160,376

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flow from operating leases	186,179	728,015	1,160,376
Remaining lease term for operating leases	0.5	4	3
Weighted average discount rate for operating leases	2.5%	2.5%	2.5%

SCHEDULE OF MINIMUM LEASE PAYMENTS

Operating lease amount
S$
2025	1,168,600
2026	1,163,846
2027	1,150,000
2028	431,246
Thereafter	-
Less: interest	(155,884)
Present value of lease liabilities	3,757,808

Representing:
Current liabilities	1,089,515
Non-current liabilities	2,668,293
3,757,808